Document Document	Jan. 28, 2021
Entity Information [Line Items]
Entity Incorporation, State or Country Code	TX
Document Type	8-K
Entity Address, Postal Zip Code	75235-1611
Entity Address, Address Line One	P. O. Box 36611
City Area Code	214
Local Phone Number	792-4000
Written Communications	false
Entity Central Index Key	0000092380
Amendment Flag	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Address, City or Town	Dallas,
Entity Address, State or Province	TX
Document Period End Date	Jan. 28, 2021
Entity Registrant Name	SOUTHWEST AIRLINES CO.
Entity File Number	1-7259
Entity Tax Identification Number	74-1563240
NEW YORK STOCK EXCHANGE, INC. [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock ($1.00 par value)
Trading Symbol	LUV
Security Exchange Name	NYSE